Shareholder Report, Average Annual Return (Details) B003023_Direxion Daily TSM Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily TSM Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily TSM Bull 2X Shares NAV
Average Annual Return, Percent	89.29%	104.79%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	19.73%
Taiwan Semiconductor Manufacturing Co Ltd [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Taiwan Semiconductor Manufacturing Co Ltd
Average Annual Return, Percent	57.67%	64.28%